Victory Variable Insurance Funds

Victory RS Large Cap Alpha VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory High Yield VIP Series

Victory 500 Index VIP Series

Supplement dated June 18, 2024,

to the Statement of Additional Information dated May 1, 2024 (“SAI”)

James K. De Vries has resigned as the President and Principal Executive Officer of Victory Variable Insurance Funds (the “Trust”), and Thomas Dusenberry is hereby appointed by the Board of Trustees (the “Board”) to serve as President and Principal Executive Officer of the Trust and Patricia McClain is hereby appointed by the Board to serve as Secretary of the Trust effective June 14, 2024.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Mr. De Vries listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Thomas Dusenberry	President	May 2022*	Director, Fund Administration, the Adviser (May
(July 1977)			2023-present); Manager, Fund Administration
(2022-April 2023); Treasurer and Principal
Financial Officer (2020-2022), Assistant Treasurer
(2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial
Officer (2018-2021) and Treasurer (2020-2021),
Salient Private Access Funds and Endowment
PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners
(2020-2022); Director of Fund Operations, Salient
Partners (2016-2019). Mr. Dusenberry also serves
as President of Victory Portfolios, Victory
Portfolios II, and Victory Portfolios III.
Patricia McClain	Secretary	June 2024	Director, Regulatory Administration, Fund
(September 1962)			Administration, the Adviser (July 2019-present).
Ms. McClain also serves as Secretary of Victory
Portfolios, Victory Portfolios II, and Victory
Portfolios III.

* Effective June 14, 2024, Mr. Dusenberry resigned as Secretary and accepted the position of President.